Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories
Schedule of components of inventory

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Finished products & goods for resale	636	641	612
Other	33	48	56
Total inventories	669	689	668